Equity - Additional Information (Detail) (USD $)	Sep. 30, 2012	Jan. 27, 2012	Dec. 31, 2011 Vote	Dec. 31, 2010
Equity [Line Items]
Common stock, shares issued	30,584,718		20,000	20,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Number of votes per shares			1
Common stock, shares authorized	200,000,000	200,000,000	5,000,000	5,000,000